Equity-based participation plans for associates (Details 4) - Select North America Pure in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) year	Dec. 31, 2017 USD ($)
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at beginning of period	20.3	25.9
Weighted average exercise price of share options outstanding at beginning of period	$ 59.9	$ 59.9
Number of share options exercised or sold	(5.1)	(5.6)
Weighted average exercise price of share options exercised or sold	$ 57.4	$ 59.9
Number of share options outstanding at end of period	15.2	20.3
Weighted average exercise price of share options outstanding at end of period	$ 60.7	$ 59.9
Number of share options exercisable			15.2	20.3
Weighted average exercise price of share options exercisable			$ 60.7	$ 59.9
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Exercise price of outstanding share options			$ 86.7
Number of share options outstanding in share-based payment arrangement	15.2	25.9	15.2	20.3
Weighted average remaining contractual life of outstanding share options | year			3
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 60.7	$ 59.9	$ 60.7	$ 59.9
46.4
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	0.5
Weighted average exercise price of share options outstanding at end of period	$ 46.4
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	0.5		0.5
Weighted average remaining contractual life of outstanding share options | year			0
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 46.4		$ 46.4
53.7
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	1.7
Weighted average exercise price of share options outstanding at end of period	$ 53.7
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	1.7		1.7
Weighted average remaining contractual life of outstanding share options | year			1
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 53.7		$ 53.7
57.1
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	1.8
Weighted average exercise price of share options outstanding at end of period	$ 57.1
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	1.8		1.8
Weighted average remaining contractual life of outstanding share options | year			2
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 57.1		$ 57.1
58.3
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	4.5
Weighted average exercise price of share options outstanding at end of period	$ 58.3
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	4.5		4.5
Weighted average remaining contractual life of outstanding share options | year			3
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 58.3		$ 58.3
66.1
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	6.7
Weighted average exercise price of share options outstanding at end of period	$ 66.1
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	6.7		6.7
Weighted average remaining contractual life of outstanding share options | year			4
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 66.1		$ 66.1